GOLDMAN SACHS TRUST

Goldman Sachs Fundamental International Equity Funds

Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Service Shares,

Class IR Shares, and Class R Shares (as applicable)

of the

Goldman Sachs Concentrated International Equity Fund

Goldman Sachs Strategic International Equity Fund

(the "Concentrated International Equity Fund" and the

"Strategic International Equity Fund," respectively)

Supplement dated December 19, 2013

to the Prospectus and Summary Prospectuses

dated February 28, 2013, as supplemented to date

(the "Prospectus" and "Summary Prospectus")

Effective as of the close of business on February 28, 2014, the Goldman Sachs Concentrated International Equity Fund will change its name to the Goldman Sachs Focused International Equity Fund. Accordingly, effective as of the close of business on February 28, 2014, all references in the Prospectus and Summary Prospectuses to "Goldman Sachs Concentrated International Equity Fund" are changed to "Goldman Sachs Focused International Equity Fund", and all references to "Concentrated International Equity Fund" are changed to "Focused International Equity Fund." The Fund's investment objective, policies, strategies, practices and limitations will be unaffected by this name change.

In addition, Goldman Sachs Asset Management International ("GSAMI"), the Funds' investment adviser, has agreed to (i) increase the management fee waiver in effect for the Concentrated International Equity Fund, such that the Fund's annualized effective net management fee rate will be reduced from 0.94% to 0.85% of the Fund's average daily net assets, and (ii) reduce the expense cap limitation imposed on the Fund's "other expenses" from 0.064% to 0.014% of the Fund's average daily net assets. With respect to the Strategic International Equity Fund, GSAMI has agreed to reduce the expense cap limitation imposed on the Fund's "other expenses" from 0.164% to 0.014% of the Fund's average daily net assets. The Funds' net expense ratios will be reduced as a result of these changes. These changes will take effect as of the close of business on December 31, 2013.

Effective as of the close of business on December 31, 2013, the "Annual Fund Operating Expenses" table and its related footnotes in the "Goldman Sachs Concentrated International Equity Fund—Summary—Fees and Expenses of the Fund" section of the Prospectus and the Fund's Summary Prospectus is replaced in its entirety with the following:

	Class A		Class B		Class C		Institutional		Service	Class IR
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		None	None
Other Expenses[2]	0.47%		0.47%		0.47%		0.31%		0.82%	0.46%
Service Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e
All Other Expenses	0.47%		0.47%		0.47%		0.31%		0.32%	0.46%
Total Annual Fund Operating Expenses	1.72%		2.47%		2.47%		1.31%		1.82%	1.46%
Fee Waiver and Expense Limitation[3]	(0.42)%		(0.42)%		(0.42)%		(0.41)%		(0.42)%	(0.41)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	1.30%		2.05%		2.05%		0.90%		1.40%	1.05%

[2]	The difference in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee rate of 0.85% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the Fund's average daily net assets. These arrangements will remain in effect through at least February 28, 2014, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[4]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expenses limitation arrangements currently in effect.

Effective as of the close of business on December 31, 2013, the table in the "Goldman Sachs Concentrated International Equity Fund—Summary—Expense Example" section of the Prospectus and the Fund's Summary Prospectus is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$675	$1,023	$1,395	$2,436
Class B Shares
– Assuming complete redemption at end of period	$708	$1,030	$1,478	$2,589
– Assuming no redemption	$208	$730	$1,278	$2,589
Class C Shares
– Assuming complete redemption at end of period	$308	$730	$1,278	$2,774
– Assuming no redemption	$208	$730	$1,278	$2,774
Institutional Shares	$92	$375	$679	$1,543
Service Shares	$143	$532	$946	$2,103
Class IR Shares	$107	$421	$758	$1,711

Effective as of the close of business on December 31, 2013, the "Annual Fund Operating Expenses" table and its related footnotes in the "Goldman Sachs Strategic International Equity Fund—Summary—Fees and Expenses of the Fund" section of the Prospectus and the Fund's Summary Prospectus is replaced in its entirety with the following:

	Class A	Class B	Class C	Institutional	Class IR	Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	None	0.50%
Other Expenses[2]	0.85%	0.85%	0.85%	0.66%	0.83%	0.84%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[3]	1.97%	2.72%	2.72%	1.53%	1.70%	2.21%
Expense Limitation[4]	(0.65)%	(0.65)%	(0.65)%	(0.61)%	(0.63)%	(0.64)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[3]	1.32%	2.07%	2.07%	0.92%	1.07%	1.57%

[2]	The difference in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[4]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the Fund's average daily net assets through at least February 28, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.

Effective as of the close of business on December 31, 2013, the table in the "Goldman Sachs Strategic International Equity Fund—Summary—Expense Example" section of the Prospectus and the Fund's Summary Prospectus is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$677	$1,075	$1,497	$2,670
Class B Shares
– Assuming complete redemption at end of period	$710	$1,083	$1,582	$2,822
– Assuming no redemption	$210	$783	$1,382	$2,822
Class C Shares
– Assuming complete redemption at end of period	$310	$783	$1,382	$3,004
– Assuming no redemption	$210	$783	$1,382	$3,004
Institutional Shares	$94	$424	$776	$1,772
Class IR Shares	$109	$474	$864	$1,956
Class R Shares	$160	$630	$1,126	$2,494